Prepaid Expenses and Deposits - Summary of Prepaid Expenses and Deposits (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Prepaid Expenses And Deposits Abstract
Prepaid directors and officers insurance	$ 133,542	$ 162,500
Prepaid Nasdaq fee	37,125	35,250
Prepaid vendor products	245,258	24,095
Deposits	52,398	18,043
Prepaid software subscription	19,536	10,373
Other	24,923	31,214
Prepaid expenses and deposits	$ 512,782	$ 281,475